Quarterly Holdings Report
for
Fidelity® High Yield Factor ETF
November 30, 2020
HIE-QTLY-0121
1.9887637.102

Schedule of Investments November 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 95.3%
	Principal Amount	Value
COMMUNICATION SERVICES – 10.2%
Diversified Telecommunication Services – 1.0%
CenturyLink, Inc. 4.50% 1/15/29 (a)	$1,000,000	$1,020,000
Frontier Communications Corp. 5.00% 5/1/28 (a)	500,000	507,500
		1,527,500
Entertainment – 0.8%
Live Nation Entertainment, Inc. 4.875% 11/1/24 (a)	1,299,000	1,289,258
Interactive Media & Services – 1.4%
Match Group, Inc. 4.625% 6/1/28 (a)	654,000	686,700
TripAdvisor, Inc. 7.00% 7/15/25 (a)	1,322,000	1,422,802
		2,109,502
Media – 7.0%
Cable One, Inc. 4.00% 11/15/30 (a)	1,748,000	1,820,105
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	1,322,000	1,371,443
4.50% 8/15/30 to 5/1/32 (a)	4,007,000	4,230,031
Cimpress PLC 7.00% 6/15/26 (a)	650,000	667,875
Diamond Sports Group LLC / Diamond Sports Finance Co. 12.75% 12/1/26 (a)	140,000	119,000
DISH DBS Corp.:
5.875% 11/15/24	406,000	431,795
7.375% 7/1/28	796,000	863,660
Lamar Media Corp. 4.875% 1/15/29	118,000	124,584
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (a)	1,034,000	1,064,038
Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75% 8/15/28 (a)	192,000	193,480
		10,886,011
TOTAL COMMUNICATION SERVICES		15,812,271
CONSUMER DISCRETIONARY – 14.1%
Automobiles – 0.1%
Winnebago Industries, Inc. 6.25% 7/15/28 (a)	118,000	127,735
Hotels, Restaurants & Leisure – 9.6%
1011778 BC ULC / New Red Finance, Inc.:
3.50% 2/15/29 (a)	2,430,000	2,426,962
4.00% 10/15/30 (a)	2,430,000	2,430,000

	Principal Amount	Value

Bally's Corp. 6.75% 6/1/27 (a)	$600,000	$627,000
Caesars Entertainment, Inc. 6.25% 7/1/25 (a)	526,000	560,974
Carnival Corp. 7.625% 3/1/26 (a)	110,000	116,050
Churchill Downs, Inc. 4.75% 1/15/28 (a)	1,322,000	1,388,364
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (a)(b)	1,000,000	1,026,460
4.00% 5/1/31 (a)(b)	1,000,000	1,051,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 4/1/25	299,000	305,913
NCL Corp. Ltd. 10.25% 2/1/26 (a)	256,000	290,560
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (a)	207,000	224,078
11.50% 6/1/25 (a)	261,000	305,696
SeaWorld Parks & Entertainment, Inc. 9.50% 8/1/25 (a)	118,000	128,030
Sizzling Platter LLC / Sizzling Platter Finance Corp. 8.50% 11/28/25 (a)	560,000	581,045
Vail Resorts, Inc. 6.25% 5/15/25 (a)	1,415,000	1,514,050
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (a)	398,000	407,055
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	1,406,000	1,434,120
Yum! Brands, Inc. 7.75% 4/1/25 (a)	40,000	44,300
		14,861,907
Internet & Direct Marketing Retail – 0.1%
Netflix, Inc. 5.875% 2/15/25	126,000	143,798
Specialty Retail – 3.4%
Asbury Automotive Group, Inc. 4.75% 3/1/30	1,299,000	1,367,197
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (a)	35,000	37,188
Carvana Co.:
5.625% 10/1/25 (a)	600,000	603,000
5.875% 10/1/28 (a)	600,000	609,000
L Brands, Inc. 9.375% 7/1/25 (a)	6,000	7,320
Lithia Motors, Inc. 4.375% 1/15/31 (a)	2,430,000	2,578,837

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Murphy Oil USA, Inc. 4.75% 9/15/29	$40,000	$42,500
		5,245,042
Textiles, Apparel & Luxury Goods – 0.9%
The William Carter Co. 5.50% 5/15/25 (a)	1,322,000	1,401,320
TOTAL CONSUMER DISCRETIONARY		21,779,802
CONSUMER STAPLES – 1.9%
Personal Products – 1.3%
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25% 8/15/26 (a)	1,884,000	1,982,910
Tobacco – 0.6%
Vector Group Ltd.:
6.125% 2/1/25 (a)	512,000	518,400
10.50% 11/1/26 (a)	406,000	435,435
		953,835
TOTAL CONSUMER STAPLES		2,936,745
ENERGY – 13.9%
Energy Equipment & Services – 1.1%
Tervita Corp. 11.00% 12/1/25 (a)	336,000	348,671
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26	1,322,000	1,367,873
		1,716,544
Oil, Gas & Consumable Fuels – 12.8%
Aker BP ASA 4.75% 6/15/24 (a)	500,000	516,707
Antero Midstream Partners LP / Antero Midstream Finance Corp.:
5.375% 9/15/24	600,000	566,028
7.875% 5/15/26 (a)	464,000	465,336
Apache Corp. 4.25% 1/15/30	800,000	796,000
Cenovus Energy, Inc. 5.375% 7/15/25	1,322,000	1,457,859
Cheniere Energy Partners LP 5.25% 10/1/25	302,000	309,927
CITGO Petroleum Corp. 7.00% 6/15/25 (a)	344,000	335,400
CNX Midstream Partners LP / CNX Midstream Finance Corp. 6.50% 3/15/26 (a)	526,000	533,890
CNX Resources Corp. 6.00% 1/15/29 (a)	70,000	70,700
Comstock Resources, Inc. 9.75% 8/15/26	226,000	238,995

	Principal Amount	Value

Continental Resources, Inc. 5.75% 1/15/31 (a)	$227,000	$243,458
CVR Energy, Inc. 5.75% 2/15/28 (a)	796,000	666,650
DCP Midstream LP 7.375% (c)(d)	143,000	107,250
Double Eagle III Midco 1 LLC / Double Eagle Finance Corp. 7.75% 12/15/25 (a)(b)	400,000	411,000
Enviva Partners LP / Enviva Partners Finance Corp. 6.50% 1/15/26 (a)	207,000	221,162
EQM Midstream Partners LP:
5.50% 7/15/28	398,000	423,289
6.50% 7/1/27 (a)	177,000	195,143
Harvest Midstream I LP 7.50% 9/1/28 (a)	231,000	239,085
Hess Midstream Operations LP 5.125% 6/15/28 (a)	136,000	139,484
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (a)	65,000	63,999
MEG Energy Corp. 7.00% 3/31/24 (a)	398,000	399,990
New Fortress Energy, Inc. 6.75% 9/15/25 (a)	413,000	438,812
Northriver Midstream Finance LP 5.625% 2/15/26 (a)	730,000	740,950
Occidental Petroleum Corp.:
6.625% 9/1/30	1,798,000	1,877,903
8.50% 7/15/27	1,066,000	1,177,930
Ovintiv, Inc. 6.50% 8/15/34	500,000	536,839
Parkland Fuel Corp. 5.875% 7/15/27 (a)	472,000	507,400
PBF Holding Co. LLC / PBF Finance Corp. 6.00% 2/15/28	290,000	152,250
PBF Logistics LP / PBF Logistics Finance Corp. 6.875% 5/15/23	802,000	768,934
PDC Energy, Inc. 6.125% 9/15/24	796,000	809,699
Range Resources Corp.:
5.00% 3/15/23	196,000	191,590
9.25% 2/1/26 (a)	96,000	99,552
Sunoco LP / Sunoco Finance Corp. 4.50% 5/15/29 (a)	131,000	135,421
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
5.50% 3/1/30 (a)	682,000	739,711
5.50% 3/1/30	682,000	737,583
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
W&T Offshore, Inc. 9.75% 11/1/23 (a)	$748,000	$460,020
Warrior Met Coal, Inc. 8.00% 11/1/24 (a)	1,088,000	1,088,000
Western Midstream Operating LP 5.05% 2/1/30	928,000	991,146
		19,855,092
TOTAL ENERGY		21,571,636
FINANCIALS – 10.8%
Capital Markets – 2.3%
LPL Holdings, Inc. 4.625% 11/15/27 (a)	2,046,000	2,097,150
MSCI, Inc. 4.00% 11/15/29 (a)	1,364,000	1,459,985
		3,557,135
Consumer Finance – 4.3%
Credit Acceptance Corp. 6.625% 3/15/26	341,000	360,608
Enova International, Inc. 8.50% 9/15/25 (a)	50,000	47,375
Ford Motor Credit Co. LLC 4.125% 8/17/27	2,000,000	2,067,500
goeasy Ltd. 5.375% 12/1/24 (a)	537,000	557,809
Nationstar Mortgage Holdings, Inc. 5.50% 8/15/28 (a)	1,322,000	1,376,532
PRA Group, Inc. 7.375% 9/1/25 (a)	1,066,000	1,144,298
XHR LP 6.375% 8/15/25 (a)	970,000	1,016,075
		6,570,197
Diversified Financial Services – 2.9%
Compass Group Diversified Holdings LLC 8.00% 5/1/26 (a)	1,322,000	1,394,710
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24	932,000	959,960
6.25% 5/15/26	787,000	822,368
INTL FCStone, Inc. 8.625% 6/15/25 (a)	1,241,000	1,324,519
		4,501,557
Thrifts & Mortgage Finance – 1.3%
NMI Holdings, Inc. 7.375% 6/1/25 (a)	1,322,000	1,463,599

	Principal Amount	Value

Starwood Property Trust, Inc. 5.50% 11/1/23 (a)	$600,000	$606,000
		2,069,599
TOTAL FINANCIALS		16,698,488
HEALTH CARE – 10.8%
Biotechnology – 0.1%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (a)	70,000	70,788
Health Care Providers & Services – 7.3%
Akumin, Inc. 7.00% 11/1/25 (a)	580,000	595,950
AMN Healthcare, Inc. 4.00% 4/15/29 (a)	1,210,000	1,238,738
Centene Corp. 4.75% 1/15/25	65,000	66,997
CHS / Community Health Systems, Inc. 6.25% 3/31/23	261,000	266,546
DaVita, Inc.:
3.75% 2/15/31 (a)	654,000	651,548
4.625% 6/1/30 (a)	300,000	315,375
Encompass Health Corp.:
4.625% 4/1/31	1,210,000	1,290,405
4.75% 2/1/30	1,322,000	1,406,767
Molina Healthcare, Inc.:
3.875% 11/15/30 (a)	136,000	144,123
4.375% 6/15/28 (a)	2,761,000	2,900,430
Tenet Healthcare Corp. 6.125% 10/1/28 (a)	1,592,000	1,613,890
The Providence Service Corp. 5.875% 11/15/25 (a)	90,000	95,523
Varex Imaging Corp. 7.875% 10/15/27 (a)	730,000	748,527
		11,334,819
Life Sciences Tools & Services – 0.1%
IQVIA, Inc. 5.00% 5/15/27 (a)	200,000	210,500
Pharmaceuticals – 3.3%
AdaptHealth LLC 6.125% 8/1/28 (a)	1,464,000	1,577,460
Bausch Health Cos., Inc. 5.00% 2/15/29 (a)(b)	1,500,000	1,510,237
Syneos Health, Inc. 3.625% 1/15/29 (a)	2,000,000	2,015,000
		5,102,697
TOTAL HEALTH CARE		16,718,804
INDUSTRIALS – 12.4%
Aerospace & Defense – 3.0%
Spirit AeroSystems, Inc. 5.50% 1/15/25 (a)	730,000	775,625

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Aerospace & Defense – continued
TransDigm, Inc.:
6.25% 3/15/26 (a)	$3,382,000	$3,584,920
8.00% 12/15/25 (a)	290,000	316,825
		4,677,370
Airlines – 0.2%
American Airlines, Inc. 11.75% 7/15/25 (a)	256,000	283,136
Commercial Services & Supplies – 3.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.75% 7/15/27 (a)	256,000	254,080
GFL Environmental, Inc.:
3.75% 8/1/25 (a)	2,658,000	2,711,160
4.00% 8/1/28 (a)	2,000,000	1,990,000
Ritchie Bros Auctioneers, Inc. 5.375% 1/15/25 (a)	143,000	147,469
Stericycle, Inc. 3.875% 1/15/29 (a)	95,000	98,800
		5,201,509
Electrical Equipment – 0.9%
EnerSys 4.375% 12/15/27 (a)	1,322,000	1,400,907
Health Care Providers & Services – 0.3%
Lifepoint Health, Inc. Co. 5.375% 1/15/29 (a)	500,000	500,000
Machinery – 2.8%
Allison Transmission, Inc. 3.75% 1/30/31 (a)	1,160,000	1,168,700
Ashtead Capital, Inc. 4.00% 5/1/28 (a)	1,000,000	1,050,000
Meritor, Inc.:
4.50% 12/15/28 (a)(b)	1,000,000	1,015,000
6.25% 6/1/25 (a)	320,000	341,200
RBS Global, Inc. / Rexnord LLC 4.875% 12/15/25 (a)	261,000	266,220
United Rentals North America, Inc. 3.875% 2/15/31	526,000	549,670
		4,390,790
Road & Rail – 1.0%
Uber Technologies, Inc.:
6.25% 1/15/28 (a)	121,000	128,260
7.50% 5/15/25 (a)	1,322,000	1,411,235
		1,539,495
Trading Companies & Distributors – 0.8%
Fortress Transportation and Infrastructure Investors LLC 9.75% 8/1/27 (a)	654,000	742,290

	Principal Amount	Value

H&E Equipment Services Co. 3.875% 12/15/28 (a)(b)	$500,000	$500,000
		1,242,290
TOTAL INDUSTRIALS		19,235,497
INFORMATION TECHNOLOGY – 6.5%
IT Services – 1.7%
Arches Buyer, Inc. 4.25% 6/1/28 (a)(b)	95,000	95,238
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	133,000	137,322
Gartner, Inc. 4.50% 7/1/28 (a)	236,000	247,800
Science Applications International Corp. 4.875% 4/1/28 (a)	1,990,000	2,099,450
Unisys Corp. 6.875% 11/1/27 (a)	65,000	70,545
		2,650,355
Semiconductors & Semiconductor Equipment – 0.9%
Microchip Technology, Inc. 4.25% 9/1/25 (a)	1,322,000	1,386,051
Software – 3.9%
Fair Isaac Corp. 4.00% 6/15/28 (a)	2,773,000	2,896,953
Open Text Corp. 3.875% 2/15/28 (a)	236,000	243,670
Open Text Holdings, Inc. 4.125% 2/15/30 (a)	1,322,000	1,389,025
PTC, Inc.:
3.625% 2/15/25 (a)	55,000	56,185
4.00% 2/15/28 (a)	55,000	57,269
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	802,000	858,052
Veritas US Inc. / Veritas Bermuda Ltd. 7.50% 9/1/25 (a)	580,000	586,351
		6,087,505
TOTAL INFORMATION TECHNOLOGY		10,123,911
MATERIALS – 9.0%
Chemicals – 2.5%
Axalta Coating Systems LLC 3.375% 2/15/29 (a)	600,000	605,220
HB Fuller Co. 4.25% 10/15/28	1,210,000	1,243,275
Ingevity Corp. 3.875% 11/1/28 (a)	730,000	739,125
The Chemours Co. 5.75% 11/15/28 (a)	1,120,000	1,139,600
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Chemicals – continued
The Scotts Miracle-Gro Co. 4.50% 10/15/29	$125,000	$133,437
		3,860,657
Construction Materials – 0.4%
Forterra Finance LLC / FRTA Finance Corp. 6.50% 7/15/25 (a)	654,000	698,358
Containers & Packaging – 0.4%
Intertape Polymer Group, Inc. 7.00% 10/15/26 (a)	592,000	627,520
Metals & Mining – 4.9%
Compass Minerals International, Inc. 6.75% 12/1/27 (a)	251,000	276,577
First Quantum Minerals Ltd. 6.875% 10/15/27 (a)	500,000	522,500
FMG Resources August 2006 Pty Ltd.:
4.50% 9/15/27 (a)	682,000	747,683
5.125% 3/15/23 to 5/15/24 (a)	716,000	759,630
IAMGOLD Corp. 5.75% 10/15/28 (a)	1,942,000	1,946,855
Infrabuild Australia Pty Ltd. 12.00% 10/1/24 (a)	261,000	263,936
Mineral Resources Ltd. 8.125% 5/1/27 (a)	813,000	897,593
New Gold, Inc. 7.50% 7/15/27 (a)	924,000	1,002,734
Perenti Finance Pty Ltd. 6.50% 10/7/25 (a)	800,000	849,727
United States Steel Corp. 12.00% 6/1/25 (a)	256,000	292,347
		7,559,582
Paper & Forest Products – 0.8%
Norbord, Inc. 5.75% 7/15/27 (a)	1,088,000	1,166,880
TOTAL MATERIALS		13,912,997
REAL ESTATE – 5.6%
Equity Real Estate Investment Trusts (REITs) – 4.8%
HAT Holdings I LLC / HAT Holdings II LLC 6.00% 4/15/25 (a)	1,140,000	1,216,950
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 3.875% 2/15/29 (a)	500,000	505,000
MPT Operating Partnership LP / MPT Finance Corp. 3.50% 3/15/31 (b)	600,000	609,786

	Principal Amount	Value

SBA Communications Corp. 3.875% 2/15/27 (a)	$3,994,000	$4,113,820
The GEO Group, Inc.:
5.125% 4/1/23	526,000	453,675
6.00% 4/15/26	682,000	504,680
		7,403,911
Real Estate Management & Development – 0.8%
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,210,000	1,226,637
TOTAL REAL ESTATE		8,630,548
UTILITIES – 0.1%
Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc.:
3.375% 2/15/29 (a)(b)	60,000	61,275
3.625% 2/15/31 (a)(b)	120,000	124,500
TOTAL UTILITIES		185,775
TOTAL NONCONVERTIBLE BONDS (Cost $143,160,377)		147,606,474

Money Market Fund – 8.8%
	Shares
Fidelity Cash Central Fund, 0.09% (e) (Cost $13,659,135)	13,656,404	13,659,135
TOTAL INVESTMENT IN SECURITIES – 104.1% (Cost $156,819,512)		161,265,609
NET OTHER ASSETS (LIABILITIES) – (4.1%)		(6,302,329)
NET ASSETS – 100.0%		$154,963,280

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,853,621 or 77.3% of net assets.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security is perpetual in nature with no stated maturity date.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Quarterly Report	6

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$2,702
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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Quarterly Report	8